Income tax expense - Unrealizable temporary differences (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Unrecognized Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences	₩ 330,376	₩ 303,067
Tax loss carry forward	49,405	63,908
Taxable temporary differences	(8,898,834)	(8,025,672)
Total	(8,519,053)	₩ (7,658,697)
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	325,601
Temporary Differences For Which No Deferred Tax Liability Is Recognised	4,775
Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures
Disclosure Of Unrecognized Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences	8,898,835
Temporary Differences Associated With Others
Disclosure Of Unrecognized Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences	₩ 0